Trade and Other Payables (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other payables [abstract]
Summary of Trade and Other Payables

	AS OF DECEMBER 31, 2021	AS OF JUNE 30, 2022
Trade payables	$59,718	$45,923
Accrued expenses and other liabilities	26,366	32,417
Accrued interest	6,239	6,171
Warranty provision	5,801	4,107
Deferred revenue	1,517	1,309

Total trade and other payables	$99,641	$89,927